Financial Instruments Designated at Fair Value Through Profit or Loss - Changes In Fair Value Attributable To Changes In The Bank'S Own Credit Risk For Financial Liabilities Designated At Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount	$ 19,098	$ 11,783
Carrying value	18,899	12,235
Difference between carrying value and contractual maturity amount	199	(452)
Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income	(404)	11
Cumulative changes in fair value attributable to changes in own credit risk	$ (459)	$ (55)